Debt, Short Term Debt Maturities (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2025 USD ($)
Short-term debt maturities [Abstract]
Short term debt	$ 91,973,001	$ 104,210,738	$ 5,119
Weighted average interest rate	5.09%	6.42%
Senior Notes [Member]
Short-term debt maturities [Abstract]
Short term debt	$ 48,389,808	$ 47,179,504
Lines of Credit [Member]
Short-term debt maturities [Abstract]
Short term debt	43,574,762	57,023,548
Financial Leases [Member]
Short-term debt maturities [Abstract]
Short term debt	$ 8,431	$ 7,686